SPDR® Series Trust

SPDR® Barclays 0-5 Year TIPS ETF (the “Fund”)

Supplement dated July 12, 2016 to the Prospectus and

Statement of Additional Information (“SAI”),

each dated October 31, 2015, as supplemented

Effective July 13, 2016, the number of Fund Shares required for a Creation Unit of the Fund will change from 100,000 to 50,000. As a result, as of that date, all references in the Prospectus and SAI to the number of Fund Shares required for a Creation Unit are updated accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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